Related Party Disclosures	12 Months Ended
Dec. 31, 2017
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

32. RELATED PARTY DISCLOSURES

Related Party Transactions

The company enters into transactions with related parties in the normal course of business, which includes purchases of feedstock, distribution of refined products, and sale of refined products and byproducts. These transactions are with joint ventures and associated entities in the company's Refining and Marketing operations, including pipeline, refined product and petrochemical companies. A summary of the significant related party transactions as at and for the year ended December 31, 2017 and 2016 are as follows:

($ millions)	2017	2016

Sales(1)	590	667

Purchases	223	152

Accounts receivable	44	61

Accounts payable and accrued liabilities	28	42

(1)

Includes sales to Parachem Chemicals Inc. of $301 million (2016 – $219 million) and UPI Inc. of nil (2016 – $226 million). The company's remaining interest in UPI Inc. was sold during the fourth quarter of 2016 and is no longer a related party. Sales to UPI Inc. up to the closing date of October 31, 2016 have been included.

Compensation of Key Management Personnel

Compensation of the company's Board of Directors and members of the Executive Leadership Team for the years ended December 31 is as follows:

($ millions)	2017	2016

Salaries and other short-term benefits	12	13

Pension and other post-retirement benefits	5	5

Share-based compensation	49	74

	66	92